Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related party transactions
Related party transactions
12.	Related party transactions:

Related parties include entities with common direct or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.

The Parent

The nature of the Company’s related party relationship with the Parent is disclosed in Note 1.

Cost allocations

Prior to completing the restructuring described in Note 1, the Parent incurred corporate and technical costs attributable to the Company and the Nimba Project. Accordingly, the condensed interim consolidated and combined carve-out financial statements include costs allocations from the Parent, including executive oversight, occupancy, office overhead, accounting, tax, treasury, legal, information technology, human resources and mineral exploration. These allocations were made on the basis of direct usage. All such amounts were deemed incurred and settled by the Company in the period in which the costs were recorded and are included in net parent investment.

Allocated costs for the four months ended April 30, 2021 totaled $1.3 million and are solely from the period prior to the restructuring. The allocated costs are primarily included in general and administrative expenses and exploration expenses in the consolidated and combined statements of loss.

Other related parties

The following table summarizes transactions between the Company and significant related parties.

			Transactions for the		Transactions for the
			three months ended		nine months ended
	Balance outstanding as at		September 30,		September 30,
	September 30,	December 31,
	2022	2021	2022	2021	2022	2021
Total Expenses
Global Mining (Note a)	1,249	993	3,485	1,879	9,567	5,129
Ivanhoe Capital Aviation (Note b)	—	—	250	1,167	750	1,167
I-Pulse (Note c)	73	—	286	—	286	—
HPX (Note d)	—	—	—	—	—	487
Total	1,322	993	4,021	3,046	10,603	6,783
Advances
Global Mining (Note a)	1,757	1,855	—	—	—	—

	Transactions for the		Transactions for the nine
	three months ended		months ended
	September 30,		September 30,
	2022	2021	2022	2021
Expense classification
General and administrative expenses	1,626	2,052	4,678	3,987
Exploration expenses	2,395	994	5,925	2,796
	4,021	3,046	10,603	6,783
(a)	Global Mining Management Corp. (“Global Mining”) is a private company based in Vancouver, Canada, that provides administration, accounting, and other office services to the Parent and the Company on a cost-recovery basis. The Company held 7.1% of Global Mining’s outstanding common shares at September 30, 2022 (December 31, 2021 — 7.1%).

Transactions incurred with Global Mining include cost allocations from the Parent totaling $645,000 from the period January 1, 2021 to April 30, 2021.

(b)	Ivanhoe Capital Aviation (“ICA”) is an entity beneficially owned by the Company’s Chief Executive Officer and Chairman. ICA provides use of its aircraft to the Company.
(c)	I-Pulse Inc. (“I-Pulse”) is a significant shareholder of the Company. The Company has reimbursed I-Pulse certain consulting expenses paid by I-Pulse on the Company’s behalf.
(d)	HPX was the parent of the Company prior to the restructuring on April 30, 2021 (Note 1). Post restructuring there was reimbursement to HPX for certain costs paid by HPX on the Company’s behalf.

24.	Related party transactions:

Related parties include entities with common direct or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.

The Parent

The nature of the Company’s related party relationship with the Parent is disclosed in Note 1.

Cost allocations

Prior to completing the restructuring described in Note 1, the Parent incurred corporate and technical costs attributable to the Company and the Nimba Project. Accordingly, the consolidated and combined carve-out financial statements include costs allocations from the Parent, including executive oversight, occupancy, office overhead, accounting, tax, treasury, legal, information technology, human resources and mineral exploration. These allocations were made on the basis of direct usage. All such amounts were deemed incurred and settled by the Company in the period in which the costs were recorded and are included in net parent investment.

Allocated costs for the four months ended April 30, 2021 totalled $1.3 million and are solely from the period prior to the restructuring (Years ended December 31, 2020 and 2019 — $7.0 million and $6.6 million). The allocated costs are primarily included in general and administrative expenses and exploration expenses in the consolidated and combined statements of loss.

Financing activities

Equity and debt financing transactions between the Parent and Company are included in these consolidated and combined carve- out financial statements, with intercompany loans from the Parent deemed forgiven at the time of recognition unless they were intended to be cash-settled.

Loans from the Parent that were intended to be cash-settled are as follows:

	December 31,	December 31,
	2021	2020
CGI (Note a)	$—	$5,756
	$—	$5,756
(a)	CGI had demand loans with HPX bearing interest at the rate of 8% per annum.

On April 30, 2021, HPX’s corresponding $5.9 million loan receivable from CGI formed part of the Contributed Assets received by Ivanhoe Electric in the restructuring. This amount was recognized on the contribution date and is eliminated on consolidation.

Other related parties

The following table summarizes transactions between the Company and certain significant related parties.

			Transactions for the year ended
	Balance outstanding as at December 31,		December 31,
	2021	2020	2021	2020	2019
Total Expenses
Global Mining (Note a)	993	262	6,776	5,710	6,213
Ivanhoe Capital Aviation (Note b)	—	—	1,417	—	—
HPX (Note c)	—	—	499	—	—
Total	993	262	8,692	5,710	6,213
Advances
Global Mining (Note a)	1,855	1,307	—	—	—

	Transactions for the year ended
	December 31,
	2021	2020	2019
Expense classification
General and administrative expenses	5,454	3,060	3,248
Exploration expenses	3,238	2,650	2,965
	8,692	5,710	6,213
(a)	Global Mining Management Corp. (“Global Mining”) is a private company based in Vancouver, Canada, that provides administration, accounting, and other office services to the Parent and the Company on a cost-recovery basis. The Company held 7.1% of Global Mining’s outstanding common shares at December 31, 2021.

Transactions incurred with Global Mining for the year ended December 31, 2021, include cost allocations from the Parent totaling $645,000 (2020 — $2.4 million; 2019 — $2.2 million).

On April 30, 2021, the Contributed Assets received by Ivanhoe Electric included working capital advances to Global Mining totaling $791,000 (Note 1). These advances were recognized on the contribution date.

(b)	Ivanhoe Capital Aviation (“ICA”) is an entity beneficially owned by the Company’s Chief Executive Officer and Chairman. ICA provides use of its aircraft to the Company.
(c)	HPX was the parent of the Company prior to the restructuring on April 30, 2021 (Note 1). Post restructuring there has been reimbursement to HPX for certain costs paid by HPX on the Company’s behalf.